LEASES - Schedule of Lease Cost (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost:
Fixed lease cost	$ 3,491,000	$ 2,265,000	$ 7,609,000	$ 6,755,000	$ 9,063,000	$ 5,939,000	$ 5,335,000
Short-term lease cost	106,000	118,000	277,000	118,000	184,000	0	50,000
Variable lease cost	1,671,000	1,655,000	6,325,000	5,107,000	6,763,000	5,498,000	4,123,000
Total operating lease cost	$ 5,268,000	$ 4,038,000	$ 14,211,000	$ 11,980,000	$ 16,010,000	$ 11,437,000	$ 9,508,000